Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended											2 Months Ended	9 Months Ended			12 Months Ended
	Jan. 15, 2021 USD ($) shares	Sep. 05, 2019 USD ($) installment $ / shares	Apr. 16, 2018 CNY (¥)	Sep. 29, 2017 CNY (¥)	Sep. 30, 2021 USD ($) shares	Aug. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Jan. 31, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Aug. 31, 2020 shares	Jul. 31, 2020 shares	Mar. 31, 2020 USD ($) $ / shares	Jun. 30, 2017 CNY (¥)	Feb. 29, 2020 USD ($) $ / shares	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 30, 2019 USD ($)	May 18, 2017 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings																	¥ 5,310,000			¥ 1,550,000	$ 824,099
Trade receivables pledged to secure long-term bank borrowings																	152,512			65,138
Aggregate principal amount converted | $					$ 1,765	$ 1,765	$ 1,000
Shares issued upon conversion | shares					178,729	178,729	115,665
Conversion price | $ / shares														$ 3.50		$ 3.07
Convertible notes																	1,071,345
Accrued interest																	11,875		¥ 119,223
Current portion of loan from joint investor																	451,592
ASU 2020-06
Debt Instrument [Line Items]
Convertible senior notes																	9,596,212
Long-term Debt | $																					26,340
Class A Ordinary Shares
Debt Instrument [Line Items]
Aggregate principal amount converted								¥ 148,393	$ 22,526
Shares issued upon conversion | shares								7,219,872	7,219,872		49,582,686
Asset pledged
Debt Instrument [Line Items]
Trade receivables pledged to secure short-term bank borrowings																	440,159			49,800
Short-term investments pledged to secure short-term bank borrowings																	563,978			155,498
Restricted cash pledged to secure short-term bank borrowings																	1,138,188			0
Joint Investment Agreement [Member] | Wuhan Donghu New Technology Development Zone Management Committee [Member]
Debt Instrument [Line Items]
Current portion of loan from joint investor																	451,592
Joint Investment Agreement [Member] | Wuhan Donghu New Technology Development Zone Management Committee [Member] | Wuhan NIO Energy Co., Ltd. ("PE WHJV") [Member]
Debt Instrument [Line Items]
Loan subscribed																								¥ 384,000
Rate of subscribed capital																								49.00%
Injection of cash debt			¥ 234,000	¥ 100,000											¥ 50,000
Threshold limit of net assets under agreement																	550,000
Accrued interest																	67,592			53,950
Short Term Borrowings At December 2020 [Member]
Debt Instrument [Line Items]
Short-term borrowings																				¥ 1,550,000
Short Term Borrowings At December 2020 [Member] | Maximum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)																				4.85%
Short Term Borrowings At December 2020 [Member] | Minimum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)																				3.30%
Short Term Borrowings At September 2021 [Member]
Debt Instrument [Line Items]
Short-term borrowings																	¥ 5,310,000
Short Term Borrowings At September 2021 [Member] | Maximum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)																	4.45%	4.45%
Short Term Borrowings At September 2021 [Member] | Minimum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)																	2.95%	2.95%
Convertible Notes
Debt Instrument [Line Items]
Interest rate														0.00%		0.00%
Aggregate principal amount converted | $											$ 50,000
Number of installment | installment		2
Annual premium rate at maturity		2.00%
Effective interest rate														0.00%		0.00%
Convertible Notes | Third Party Investors One
Debt Instrument [Line Items]
Convertible senior notes																			¥ 0			¥ 0
Aggregate principal amount converted | $																$ 200,000
Convertible Notes | Third Party Investors Two
Debt Instrument [Line Items]
Aggregate principal amount converted | $														$ 235,000
Convertible Notes | Tencent Holdings Limited | Mr. Bin Li,
Debt Instrument [Line Items]
Convertible senior notes		$ 200,000															¥ 178,180			¥ 326,245
Convertible Notes | Tencent Holdings Limited | Mr. Li,
Debt Instrument [Line Items]
Convertible senior notes | $		$ 100,000
Convertible Notes 2024
Debt Instrument [Line Items]
Convertible senior notes | $																							$ 650,000
Additional convertible senior notes | $																							$ 100,000
Interest rate																							4.50%
Aggregate principal amount converted | $										$ 7
Effective interest rate																							4.50%
Convertible Notes 2024 | American Depositary Shares
Debt Instrument [Line Items]
Shares issued upon conversion | shares										735
360-day Notes
Debt Instrument [Line Items]
Conversion price | $ / shares		$ 2.98
Note payable term		360 days									3 days
3-year Notes
Debt Instrument [Line Items]
Conversion price | $ / shares		$ 3.12
Note payable term		3 years						3 years	3 years
Convertible notes issued in January and February 2020 | Class A Ordinary Shares
Debt Instrument [Line Items]
Shares issued upon conversion | shares												65,146,600	65,146,600
Convertible notes issued in March 2020
Debt Instrument [Line Items]
Shares issued upon conversion | shares											67,142,790
Convertible Senior Notes Due 2024
Debt Instrument [Line Items]
Convertible senior notes | $																					$ 578,902
Aggregate principal amount converted | $	$ 581,685
Shares issued upon conversion | shares	62,192,017
Conversion premium | $	$ 56,359
Convertible notes																	¥ 1,071,345
Convertible Senior Notes Due 2026 | American Depositary Shares
Debt Instrument [Line Items]
Percentage of principal amount of notes to be repurchased for repurchase price									100.00%
Interest rate																	0.50%				0.50%
Conversion price | $ / shares									$ 93.06
Aggregate principal amount of notes | $																					$ 750,000
Effective interest rate																	0.50%				0.50%
Convertible Senior Notes Due 2027
Debt Instrument [Line Items]
Aggregate principal amount of notes | $									$ 750,000
Capped Call Transactions and Zero-Strike Call Transactions [Member]
Debt Instrument [Line Items]
Additional convertible senior notes																	¥ 1,849,600
Interest Expense, Debt | $																		$ 56,359
Shares issued upon conversion | shares	16,402,643